Key management personnel compensation	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Key management personnel compensation
33.	Key management personnel compensation
Key management personnel, which are those roles that have a Group management aspect to them, are included in Note 9 to the consolidated financial statements.